SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Depreciation and amortization of real-estate assets	$ 190	$ 203	$ 249